Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cash and cash equivalents explanatory [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Cash on hand and demand deposits	$356,499	$129,850
Short-term money market instruments with maturities of three months or less at acquisition date	-	17,014

	$356,499	$146,864